Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents As at December 31, 2022 and 2021, the Company’s cash and cash equivalents balance was $1,649,328 and $2,502,992, respectively. These balances included $1,228,053 and $1,511,503, respectively, of money market funds, repurchase agreements, U.S. and Canadian federal bonds and corporate bonds and commercial paper.